NOTE 4 REVERSE TAKEOVER (Tables)	12 Months Ended
Dec. 31, 2020
NOTE 4 REVERSE TAKEOVER
Reverse Takeover
Consideration	$
Consideration – shares	614,415
Legal and professional fees relating to the Transaction	365,871
Net liabilities acquired	328,522
Listing fee	1,308,808

Fair value of the net assets (liabilities) of Adira
Cash	13,000
Accounts payable and accrued liabilities	(341,522)
(328,522)